Trade and Other Receivables - Trade Receivables and Accrued Income Past Overdue (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ 149,131	£ 107,414
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(4,023)	(3,537)
Current | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	122,914	84,088
Current | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(854)	(1,212)
1 - 30 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	7,411	6,106
1 - 30 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(94)	(15)
31 - 60 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	9,520	5,330
31 - 60 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(338)	(225)
61 - 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	3,465	2,919
61 - 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(141)	(105)
Over 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	5,821	8,971
Over 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ (2,596)	£ (1,980)